Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Schedule of Assets and Liabilities from the Discontinued Operations in the Consolidated Balance Sheets

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of January 1, 2025 is as follow.

RMB
Consideration	30,240

Schedule of Balance Sheets
As of
January 1,
2025
Assets	RMB
Cash and cash equivalents and restricted cash	88,579
Short term investments	52,025
Accounts receivable, net	75,763
Other receivables, net	24,073
Other current assets, net	9,211
Property, plant, and equipment, net	7,306
Other non-current assets, net	6,237
Right of use asset	14,032
Total assets	277,226

Liabilities
Other payable and accrued expenses	92,446
Accrued payroll	41,846
Income tax payable	10,104
Operating lease liabilities	13,538
Deferred tax liabilities	5,481
Total liabilities	163,415
Total net assets of the Disposal Group	113,811
Less: Non-controlling interests of the Disposal Group	(86,801)
Net assets of the Disposal Group contributable to the Group	27,010
Gain on disposal of the Disposal Group	3,230